As filed with the Securities and Exchange Commission on June 1, 2007

Registration Nos. 2-99810 and 811-04391

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment	[	]
Post-Effective Amendment No. 95	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940	[ X ]
Amendment No. 93	[ X ]

OLD MUTUAL ADVISOR FUNDS II

(Exact name of registrant as specified in Declaration of Trust)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code (720) 200-7600

Julian F. Sluyters

Old Mutual Capital, Inc.

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and Address of Agent For Service)

Copies to:

William H. Rheiner, Esq.	and to	Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll, LLP		Old Mutual Capital, Inc.
1735 Market Street, 51st Floor		4643 South Ulster Street, Suite 600
Philadelphia, PA 19103-7599		Denver, CO 80237
(215) 864-8600		(720) 200-7600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

[	]	immediately upon filing pursuant to paragraph (b)
[ X ]	on June 4, 2007 pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on [date] pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on [date] pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Explanatory Note:

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 16, 2007 (“PEA No. 93”), to June 4, 2007.

Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus – incorporated herein by reference to PEA No. 93 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 16, 2007, Edgar Accession No. 0000775180-07-000026.

Statement of Additional Information – incorporated herein by reference to PEA No. 93 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 16, 2007, Edgar Accession No. 0000775180-07-000026.

Part C – incorporated herein by reference to PEA No. 93 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 16, 2007, Edgar Accession No. 0000775180-07-000026.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 95 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver in the State of Colorado on this 1st day of June, 2007.

OLD MUTUAL ADVISOR FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 95 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ John R. Bartholdson	*	Trustee	June 1, 2007
John R. Bartholdson

/s/ Jettie M. Edwards	*	Trustee	June 1, 2007
Jettie M. Edwards

/s/ Albert A. Miller	*	Trustee	June 1, 2007
Albert A. Miller

/s/ Leigh A. Wilson	*	Trustee	June 1, 2007
Leigh A. Wilson

/s/ Julian F. Sluyters		President and Principal	June 1, 2007
Julian F. Sluyters		Executive Officer

/s/ Robert T. Kelly		Treasurer and Principal	June 1, 2007
Robert T. Kelly		Financial Officer

*By	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact, pursuant to a power of attorney

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